Consolidated Statements of Shareholders' Equity and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends to shareholders, per common share	$ 1.28	$ 0.99	$ 0.92